ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO


SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            MUNICIPAL BONDS-62.9%
            FLORIDA-62.9%
            ALACHUA INDUSTRIAL DEVELOPMENT
            (Sabine Inc. Project)
            Series '95 AMT VRDN*
$   2,365   9/01/15                                4.25%      $2,365,000
            BROWARD COUNTY HFA MFHR
            (Harbour Town Jacaranda Project)
            Series '95B VRDN*
    1,400   12/01/25                               4.20        1,400,000
            DADE COUNTY HFA SFMR
            (Home Mortgage Revenue)
            Series '96 AMT PPB*
    4,000   10/01/97                               4.00        4,000,000
            DADE COUNTY IDA
            (DNS Manufacturing Project)
            Series '89 AMT VRDN*
    3,265   11/01/09                               4.45        3,265,000
            DADE COUNTY IDA
            (Dolphins Stadium Project)
            Series A VRDN*
    2,000   1/01/16                                4.05        2,000,000
            DADE COUNTY IDA
            (Ivax Laboratories)
            Series '88 VRDN*
    1,600   3/01/08                                4.40        1,600,000
            DADE COUNTY IDB
            (All Interior Supply Inc.)
            AMT VRDN*
      550   12/01/06                               5.00          550,000
            DADE COUNTY IDB
            (Bentley's Luggage Corp.)
            AMT VRDN*
    1,000   12/01/06                               5.00        1,000,000
            DADE COUNTY IDB
            (L. Luria & Sons Inc.) AMT VRDN*
      850   12/01/01                               5.00          850,000
            DADE COUNTY IDB
            (Pot Company Inc.) AMT VRDN*
      550   12/01/06                               5.00          550,000
            DADE COUNTY PUBLIC SERVICE
            TAX REVENUE
            FSA
    1,925   10/01/97                               3.95        1,939,634
            ESCAMBIA COUNTY SFMR
            (Multi County Program)
            Series B AMT PPB*
    3,850   4/01/97                                3.65        3,850,000
            FLORIDA HFA MFHR
            (Ashley Lake II)
            Series J AMT VRDN*
    8,500   12/01/11                               4.05        8,500,000
            FLORIDA HFA MFHR
            (Banyan Bay Apts.)
            Series '95L VRDN*
    5,275   12/01/25                               4.40        5,275,000
            FLORIDA HFA MFHR
            (EEE-Carlton Arms II) VRDN*
    2,500   12/01/08                               4.15        2,500,000
            FLORIDA HFA MFHR
            (Hampton Lakes Project)
            Series '85U VRDN*
      200   7/01/08                                4.15          200,000
            FLORIDA HFA MFHR
            (Lakes of Northdale Project)
            Series '84D VRDN*
    1,800   6/01/07                                4.30        1,800,000
            FLORIDA HFA MFHR
            (Parrots Landing Project)
            Series '85 VRDN*
    5,900   6/15/25                                4.00        5,900,000
            FLORIDA HFA MFHR
            (Town Colony II)
            Series '85 VRDN*
    1,300   9/01/08                                4.15        1,300,000
            FLORIDA HFA MFHR
            (Village Place Project)
            Series '85 VRDN*
      900   11/01/07                               4.15          900,000


1



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            HILLSBOROUGH COUNTY
            (Citrus Park Community Dev.)
            Series '96 VRDN*
$   3,600   11/01/16                               3.95%      $3,600,000
            HILLSBOROUGH COUNTY IDA
            (Seaboard Tampa) VRDN*
    4,500   12/01/16                               4.15        4,500,000
            HILLSBOROUGH COUNTY PCR
            (Tampa Electric Project)
            Series '93 AMT VRDN*
    6,400   11/01/20                               5.05        6,400,000
            JACKSONVILLE HOSPITAL REVENUE
            (University Medical Center Project)
            Series '89 VRDN*
    1,100   2/01/19                                4.20        1,100,000
            JACKSONVILLE IDR
            (Columbia Paving Inc.) AMT VRDN*
      600   9/01/07                                5.00          600,000
            JACKSONVILLE IDR
            (St. John's Medical Investors)
            Series '96 VRDN*
    2,130   1/01/15                                4.20        2,130,000
            JACKSONVILLE IDR
            (University of Florida
            Health Science Center)
            Series '89 VRDN*
      900   7/01/19                                4.25          900,000
            LEE COUNTY HFA MFHR
            (Forestwood Apartment Project)
            VRDN*
    3,500   6/15/25                                4.00        3,500,000
            MANATEE COUNTY SCHOOL BOARD COP
            Master Lease Program
            Series '96 MBIA
    1,000   7/01/97                                3.95        1,001,440
            MARION COUNTY HFA MFHR
            (Paddock Place Project)
            Series '85F VRDN*
    1,400   12/01/07                               4.20        1,400,000
            MARION COUNTY HFA MFHR
            (Summer Trace Project)
            Series '85D VRDN*
      500   12/01/07                               4.20          500,000
            MARTIN COUNTY SOLID WASTE
            (Florida Power & Light)
            Series '93 AMT VRDN*
    3,050   1/01/27                                5.00        3,050,000
            ORANGE COUNTY HFA MFHR
            (Sundown Assoc. II) Series B VRDN*
      900   6/01/04                                4.20          900,000
            ORANGE COUNTY HFA SFMR
            Series '96B AMT PPB*
    2,500   4/01/97                                3.65        2,500,000
            PINELLAS COUNTY
            (Resource Recovery Revenue)
            Series '96 MBIA AMT
    2,770   10/01/97                               3.95        2,781,048
            PINELLAS COUNTY
            (Resource Recovery Revenue)
            Series A MBIA
    2,625   10/01/97                               3.59        2,676,800
            PINELLAS COUNTY HEALTH
            FACILITIES AUTHORITY
            (Mease Manor, Inc.)
            Series '95 VRDN*
    4,150   11/01/15                               4.35        4,150,000
            PINELLAS COUNTY HFA MFHR
            (Foxbridge Apt. Project)
            Series '95A VRDN*
    5,400   6/15/25                                4.00        5,400,000
            PINELLAS COUNTY SFMR
            (Multi County Program)
            Series B AMT PPB*
    4,500   3/01/97                                3.40        4,500,000
            POLK COUNTY IDR
            (Protel Inc.) AMT VRDN*
      400   9/01/07                                5.00          400,000


2



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            PUTNAM COUNTY PCR
            (Seminole Electric Co. Project)
            Series H-4 PPB*
$   2,500   3/15/97                                3.80%      $2,500,000
            SARASOTA EDUCATIONAL
            FACILITIES REVENUE
            (Ringling School of Art & Design)
            Series '96 VRDN*
    1,500   2/01/21                                4.15        1,500,000
            ST. JOHNS COUNTY HFA MFHR
            (Anastasia Shores Apartments Project)
            Series '96 VRDN*
    1,605   11/01/14                               4.20        1,605,000
            ST. LUCIE PCR
            (Florida Power & Light)
            Series '93 AMT VRDN*
   10,100   1/01/27                                5.00       10,100,000
            ST. LUCIE SCHOOL DISTRICT
            FSA
            Series A
      500   2/01/97                                3.20          500,123
            WAUCHULA IDR
            (Hardee County Center Project)
            VRDN*
    4,150   12/01/13                               4.20        4,150,000
            Total Municipal Bonds
            (amortized cost $122,089,045)                    122,089,045

            COMMERCIAL PAPER-19.0%
            FLORIDA-19.0%
            ALACHUA COUNTY HEALTH
            FACILITIES AUTHORITY
            (Academic Research Building Project)
    1,050   3/03/97                                3.60        1,050,000
            CITY OF JACKSONVILLE
            Series A
    2,000   1/16/97                                3.60        2,000,000
            FLORIDA LOCAL GOVERNMENT COMM.
            (Assoc. of Counties)
    3,000   2/27/97                                3.55        3,000,000
            FLORIDA LOCAL GOVERNMENT COMM.
            (Assoc. of Counties)
    4,665   3/14/97                                3.65        4,665,000
            HILLSBOROUGH COUNTY
            (Tampa Intl. Airport)
            Series '94 AMT
    2,200   4/01/97                                3.55        2,200,000
            HILLSBOROUGH COUNTY
            (Tampa Intl. Airport)
            Series '94 AMT
    2,200   3/03/97                                3.60        2,200,000
            HILLSBOROUGH COUNTY
            (Tampa Intl. Airport)
            Series '94 AMT
    2,500   3/05/97                                3.60        2,500,000
            INDIAN RIVER HOSPITAL DISTRICT
            Series '90
    1,700   4/01/97                                3.50        1,700,000
            INDIAN RIVER HOSPITAL DISTRICT
            Series '90
    4,800   4/07/97                                3.55        4,800,000
            JACKSONVILLE PCR
            (Florida Power & Light)
            Series '94
      450   1/02/97                                3.60          450,000
            SARASOTA HOSPITAL REVENUE
            (Sarasota Memorial Hospital)
            Series A
    1,450   3/06/97                                3.55        1,450,000
            SARASOTA HOSPITAL REVENUE
            (Sarasota Memorial Hospital)
            Series B
    1,000   3/06/97                                3.55        1,000,000
            SARASOTA HOSPITAL REVENUE
            (Sarasota Memorial Hospital)
            Series C
    1,000   2/28/97                                3.40        1,000,000


3



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            SARASOTA HOSPITAL REVENUE
            (Sarasota Memorial Hospital)
            Series C
$   1,500   2/26/97                                3.50%      $1,500,000
            ST. LUCIE PCR
            (Florida Power & Light Co.)
            Series '94A
    1,000   1/02/97                                3.60        1,000,000
            SUNSHINE STATE GOVERNMENT
            FINANCE AGENCY
            Series '86
    2,000   3/05/97                                3.55        2,000,000
            WEST ORANGE MEMORIAL HOSPITAL
            Tax District Revenue Bonds
            Series '91A-2
    1,500   1/31/97                                3.40        1,500,000
            WEST ORANGE MEMORIAL HOSPITAL
            Tax District Revenue Bonds
            Series '91A-2
    2,800   2/21/97                                3.40        2,800,000

            Total Commercial Paper
            (amortized cost $36,815,000)                      36,815,000

            TOTAL INVESTMENTS-81.9%
            (amortized cost $158,904,045)                    158,904,045
            Other assets less liabilities-18.1%               35,092,608

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            193,998,630 shares outstanding)                 $193,996,653


# All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMT   Alternative Minimum Tax
COP   Certificate of Participation
FSA   Financial Security Assurance
HFA   Housing Finance Agency/Authority
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDR   Industrial Development Revenue
MBIA  Municipal Bond Investors Assurance
MFHR  Multi-Family Housing Revenue
PCR   Pollution Control Revenue
PPB   Periodic Put Bond
SFMR  Single Family Mortgage Revenue
VRDN  Variable Rate Demand Note

See notes to financial statements.


4



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $158,904,045)         $158,904,045
  Cash                                                              34,412,723
  Interest receivable                                                  739,515
  Deferred organization expense                                         15,462
  Total assets                                                     194,071,745

LIABILITIES
  Investment advisory payable                                           22,450
  Distribution fee payable                                              16,062
  Accrued expenses                                                      36,580
  Total liabilities                                                     75,092

NET ASSETS                                                        $193,996,653

COMPOSITION OF NET ASSETS
  Capital shares                                                  $193,998,630
  Accumulated net realized loss on investments                          (1,977)
                                                                  $193,996,653


See notes to financial statements.


5



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $1,820,758

EXPENSES
  Advisory fee (Note B)                                $ 254,676
  Distribution assistance and administrative
    service (Note C)                                     214,930
  Custodian fees                                          35,680
  Transfer agency (Note B)                                17,989
  Printing                                                11,106
  Audit and legal fees                                     9,324
  Registration fees                                        6,356
  Amortization of organizational expense                   2,182
  Trustees fees                                            1,534
  Miscellaneous                                            1,932
  Total expenses                                         555,709
  Less: expense reimbursement and fee waiver            (224,630)       331,079
  Net investment income                                               1,489,679

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $1,489,679


See notes to financial statements.


6



STATEMENTS OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

                                                SIX MONTHS ENDED  JULY 28,1995*
                                                   DEC. 31, 1996        TO
                                                    (UNAUDITED)    JUNE 30,1996
                                                  --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  1,489,679    $ 1,798,513
  Net realized loss on investments                           -0-        (1,977)
  Net increase in net assets from operations          1,489,679      1,796,536

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,489,679)    (1,798,513)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                             102,817,268     91,181,362
  Total increase                                    102,817,268     91,179,385

NET ASSETS
  Beginning of period                                91,179,385             -0-
  End of period                                    $193,996,653    $91,179,385


*  Commencement of operations

   See notes to financial statements.


7



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Florida Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ended December 31, 1996 for expenses exceeding .65 of 1% of its average daily net assets. For the six months ended December 31, 1996, the reimbursement amounted to $173,694. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,223 for the six months ended December 31, 1996.


8



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $127,339 of which $50,936 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $87,591 of which $46,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carry forward of $1,977 which expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1996, capital paid-in aggregated $193,998,630. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED   JULY 28,1995(A)
                                               DEC. 31, 1996        THROUGH
                                                 (UNAUDITED)     JUNE 30, 1996
                                              ---------------   ---------------
Shares sold                                      275,812,806       355,151,881
Shares issued on reinvestments of dividends        1,489,679         1,798,513
Shares redeemed                                 (174,485,217)     (265,769,032)
Net increase                                     102,817,268        91,181,362


(a)  Commencement of operations.


9



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout the period.

                                             SIX MONTHS ENDED  JULY 28, 1995(A)
                                                 DECEMBER 31,       THROUGH
                                                     1996           JUNE 30,
                                                 (UNAUDITED)          1996
                                               -------------   ----------------
Net asset value, beginning of period                  $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  .015           .030

LESS DISTRIBUTIONS
Dividends from net investment income                  (.015)         (.030)
Net asset value, end of period                        $1.00          $1.00
Total investment return based on net asset
  value (b)(c)                                         2.94%          3.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $193,997        $91,179
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements(c)        .65%           .58%
  Expenses, before waivers and reimbursements(c)       1.09%          1.24%
  Net investment income (c)(d)                         2.92%          3.12%


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


10



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


11



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 6 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AFLSR
ALC66PR01